GLENBROOK LIFE AND ANNUITY COMPANY
                           Law & Regulation Department
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062

                                May 2 , 2003

                        Direct Dial Number (847) 402-7818
                            Facsimile (847) 402-3781


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549



RE: Glenbrook Life and Annuity Company Variable Annuity Account ("Registrant") File No. 033-91914 and 811-07632 ("Registration Statement") CIK NO. 0000945094


Commissioners:

         On Registrant's behalf, we are transmitting herewith for filing, pursuant to Rule 497(c) under the Securities Act of 1933, one definitive copy of the prospectus and statement of additional information included in the Registration Statement, as recently amended.

         Please direct any question or comment to me at the number above.


Very truly yours,



/s / KENNETH I. OMURA
--------------------------------
Kenneth I. Omura

Encs.